UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows provided by Operating Activities of Continuing Operations:
Net income	$ 45,185,357	$ 19,016,085
Less: Net income from discontinued operations, net of taxes	0	17,339,332
Net income from continuing operations, net of taxes	45,185,357	1,676,753
Adjustments to reconcile net income from Continuing operations to net cash provided by Operating Activities:
Depreciation and amortization	7,387,855	11,301,547
Amortization and write-off of deferred finance charges	451,227	423,855
Amortization of fair value of acquired time charters	265,173	1,429,137
Gain on sale of vessels	(19,307,595)	(3,128,568)
Straight line amortization of hire	(176,850)	0
Unrealized loss / (gain) on equity securities	(11,237,677)	5,107,427
Realized gain on sale of equity securities	(3,618,022)	(2,636)
Gain from a claim	(1,411,356)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	1,937,752	1,151,337
Inventories	615,101	(149,269)
Due from/to related parties	5,633,489	(2,823,618)
Prepaid expenses and other assets	1,110,733	1,029,338
Other deferred charges	0	51,138
Accounts payable	(1,291,988)	(3,819,388)
Accrued liabilities	(658,389)	(793,036)
Deferred revenue	(1,036,689)	(1,093,999)
Dry-dock costs paid	0	(1,296,552)
Net Cash provided by Operating Activities from Continuing Operations	23,848,121	9,063,466
Cash flow (used in)/provided by Investing Activities of Continuing Operations:
Vessel acquisitions and other vessel improvements	(26,494)	(204,763)
Proceeds from a claim	1,411,356	0
Net proceeds from sale of vessels	107,876,357	11,349,705
Purchase of equity securities	(18,114,116)	(72,211,450)
Proceeds from sale of equity securities	46,088,578	258,999
Net cash (used in) / provided by Investing Activities from Continuing Operations	137,235,681	(60,807,509)
Cash flows used in Financing Activities of Continuing Operations:
Gross proceeds from issuance of common shares	0	785,804
Common share issuance expenses	0	(65,716)
Repurchase of warrants	(1,058,481)	0
Dividends paid on Series D Preferred Shares	(1,250,000)	0
Repayment of long-term debt	(43,383,257)	(23,131,200)
Payment of deferred financing costs	0	(25,178)
Proceeds received from Toro Corp. related to Spin-Off	0	2,667,044
Net cash used in Financing Activities from continuing operations	(45,691,738)	(19,769,246)
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	0	20,409,041
Net cash used in Investing Activities from discontinued operations	0	(153,861)
Net cash used in Financing Activities from discontinued operations	0	(62,734,774)
Net cash used in discontinued operations	0	(42,479,594)
Net (decrease)/increase in cash, cash equivalents, and restricted cash	115,392,064	(113,992,883)
Cash, cash equivalents and restricted cash at the beginning of the period	120,901,147	152,307,420
Cash, cash equivalents and restricted cash at the end of the period	236,293,211	38,314,537
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	230,137,481	28,574,177
Restricted cash, current	1,790,730	2,445,360
Restricted cash, non-current	4,365,000	7,295,000
Cash, cash equivalents and restricted cash at the end of the period	$ 236,293,211	$ 38,314,537